Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment

The results of each segment are reported on a continuing basis. The following table presents financial information of reportable segments as of and for the three and six months ended June 30, 2012 and 2011. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	As of and for the Three Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$114,801	$11,790		$(1,607)	$—	$124,984
Total net revenue	140,406	60,314	(1)	(1,613)	—	199,107
Intersegment revenue	(2,277)	2,277		—	—	—
Depreciation and amortization	7,080	409		1,798	—	9,287
Income before income taxes	59,819	(7,872	)(1)	(34,380)	—	17,567
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Three Months Ended June 30, 2011
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$105,107	$9,487	$(1,684)	$—	$112,910
Total net revenue	120,835	46,691	(1,683)	—	165,843
Intersegment revenue	(1,805)	1,805	—	—	—
Depreciation and amortization	3,104	540	1,541	—	5,185
Income before income taxes	66,386	(2,035)	(29,223)	—	35,128
Total assets	11,140,910	1,482,997	130,615	(234,348)	12,520,174

	As of and for the Six Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$221,346	$22,286		$(3,025)	$—	$240,607
Total net revenue	272,179	118,683	(1)	(2,939)	—	387,923
Intersegment revenue	(4,901)	4,901		—	—	—
Depreciation and amortization	13,470	996		3,625	—	18,091
Income before income taxes	121,652	(22,394	)(1)	(63,051)	—	36,207
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Six Months Ended June 30, 2011
	Banking and Wealth Management		Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$211,032		$18,909	$(3,338)	$—	$226,603
Total net revenue	242,666		101,351	1,372	—	345,389
Intersegment revenue	(4,061)		4,061	—	—	—
Depreciation and amortization	5,662		1,098	2,883	—	9,643
Income before income taxes	111,251	(2)	(2,388)	(57,459)	—	51,404
Total assets	11,140,910		1,482,997	130,615	(234,348)	12,520,174

(1)	Segment earnings in the Mortgage Banking segment included a $30,135 charge for MSR impairment for the three months ended June 30, 2012 and a $45,279 charge for MSR impairment for the six months ended June 30, 2012
(2)	Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset for the six months ended June 30, 2011

The following table presents financial information of reportable segments as of and for the years ended December 31, 2011, 2010 and 2009. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	2011
	Banking and Wealth Management		Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$419,415		$39,536		$(6,641)	$—	$452,310
Total net revenue	504,760	(1)	182,571	(1)	(1,918)	—	685,413
Intersegment revenue	(9,248)		9,248		—	—	—
Depreciation and amortization	15,923		2,063		6,169	—	24,155
Income before income taxes	241,146	(1)	(38,765	)(1)	(120,867)	—	81,514
Total assets	11,658,702	(1)	1,557,421		99,886	(274,331)	13,041,678

EverBank Financial Corp and Subsidiaries

Notes to Consolidated Financial Statements

(Dollars in thousands, except per share data)

	2010
	Banking and Wealth Management		Mortgage Banking	Corporate Services		Eliminations	Consolidated
Net interest income (expense)	$434,811		$38,298	$(7,769)		$—	$465,340
Total net revenue	497,197		259,740	66,210	(2)	—	823,147
Intersegment revenue	(603)		603	—		—	—
Depreciation and amortization	7,945		2,272	4,671		—	14,888
Income before income taxes	233,521		32,313	(15,961	)(2)	—	249,873
Total assets	10,117,289	(2)	1,957,897	49,325		(116,625)	12,007,886

	2009
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$253,352	$32,708	$(8,677)	$—	$277,383
Total net revenue	286,171	231,860	(8,550)	—	509,481
Intersegment revenue	9,383	(9,383)	—	—	—
Depreciation and amortization	2,661	2,526	4,029	—	9,216
Income before income taxes	85,300	77,065	(73,975)	—	88,390
Total assets	6,522,869	1,543,370	24,148	(30,208)	8,060,179

(1)	Segment earnings in the Mortgage Banking segment included a $39,455 charge for MSR impairment. Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
(2)	Segment earnings in the Corporate Services segment included a $68,056 bargain purchase gain from the acquisition of TCFG. Segment earnings in the Banking and Wealth Management segment included a $22,023 write down of the Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.